Notes on the Consolidated Balance Sheet (Details 9) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Balance Sheet [Abstract]
Deferred income classified as non-current	€ 23	€ 85
Deferred income classified as current	20,354	18,047
Deferred income	€ 20,377	€ 18,132